Note 4 - Shareholder Remuneration System (Tables)	12 Months Ended
Dec. 31, 2018
Share holder Remuneration System Abstract
Disclosure Available Amount For Interim Divided Payments Explanatory
Available Amount for Interim Dividend Payments (Millions of euros)
August, 31, 2018
Profit of BBVA, S.A., after the provision for income tax	2,462
Additional Tier I capital instruments remuneration	236
Maximum amount distributable	2,226
Amount of proposed interim dividend	667

BBVA cash balance available to the date	4,577

Disclosure Allocation Of Earnings Explanatory
Allocation of Earnings (Millions of euros)
December 2018
Profit for year (*)	2,316
Distribution:
Interim dividends	667
Final dividend	1,067
Additional Tier 1 securities	313
Voluntary reserves	269

(*) Net income of BBVA, S.A.